Transactions with Related Parties, textual (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Stalo
Sale of vessels and novation of newbuild contracts [Line Items]
Vessel Agreed Sale Price	$ 9,000
Sales Fees	0
Kypros Unity
Sale of vessels and novation of newbuild contracts [Line Items]
Vessel Agreed Sale Price	20,000
Sales Fees	0
Hull 1718
Sale of vessels and novation of newbuild contracts [Line Items]
Remaining Commitment For New build	28,400
Fair Value Of Commitment For Newbuild	$ 26,500